UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenues	¥ 2,250,224	¥ 1,956,717	¥ 3,428,787	¥ 3,168,478
Operating cost and expenses
Cost of revenues	(351,578)	(250,029)	(552,466)	(404,863)
Sales and marketing expenses	(921,900)	(1,152,780)	(1,318,843)	(1,569,199)
Research and development expenses	(598,425)	(413,728)	(888,655)	(623,051)
General and administrative expenses	(316,035)	(1,748,612)	(472,099)	(1,871,950)
Total operating cost and expenses	(2,187,938)	(3,565,149)	(3,232,063)	(4,469,063)
Other operating income, net	10,743	7,657	14,245	10,948
(Loss)/Income from operations	73,029	(1,600,775)	210,969	(1,289,637)
Investment income	17,075	8,629	31,112	15,791
Financial income, net	24,185	4,017	78,013	6,754
Foreign exchange (loss)/gain	4,694	(586)	10,136	(317)
Other expenses, net	(24,539)	(1,597)	3,682	(6,669)
(Loss)/Income before income tax expense	94,444	(1,590,312)	333,912	(1,274,078)
Income tax expense	(14,123)		(41,874)	(30,066)
Net (loss)/income	80,321	(1,590,312)	292,038	(1,304,144)
Accretion on convertible redeemable preferred shares to redemption value		(164,065)		(164,065)
Net (loss)/income attributable to ordinary shareholders	80,321	(1,754,377)	292,038	(1,468,209)
Other comprehensive income
Foreign currency translation adjustments	539,012	7,884	1,153,508	48,269
Total comprehensive (loss)/income	¥ 619,333	¥ (1,582,428)	¥ 1,445,546	¥ (1,255,875)
Weighted average number of ordinary shares used in computing net (loss)/income per share
Basic	869,427,036	147,308,942	870,385,113	420,605,543
Diluted	917,484,059	147,308,942	916,912,571	420,605,543
Net (loss)/income per share attributable to ordinary shareholders
Basic	¥ 0.09	¥ (11.91)	¥ 0.34	¥ (3.49)
Diluted	¥ 0.09	¥ (11.91)	¥ 0.32	¥ (3.49)
Online recruitment services to enterprise customers
Revenues
Revenues	¥ 2,227,184	¥ 1,939,919	¥ 3,391,648	¥ 3,137,054
Others
Revenues
Revenues	¥ 23,040	¥ 16,798	¥ 37,139	¥ 31,424